CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Other Income From Related Parties	$ 3,414	$ 2,520	$ 731
Research and Development Expense [Member]
Research and development expenses related parties	655	0	0
Integrated Solution Contracts [Member]
Revenue from Related Parties	227	1,323	996
Cost of Revenue from Related Parties	1,400	0	88
Product [Member]
Revenue from Related Parties	3,003	10,287	10,834
Cost of Revenue from Related Parties	$ 177	$ 706	$ 5